Segment reporting - Summarized financial information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)
Geographical information
Number of operating segments | segment	4
Number of reportable segments | segment	4
Revenues from external customers	$ 2,125,539	$ 1,961,299	[1]	$ 1,579,730
Segment Adjusted EBITDA	1,132,535	1,030,931		926,396
Depreciation and amortization	(435,586)	(468,904)		(382,882)
Net gain/(loss) on disposal of property, plant and equipment	3,806	(3,382)		2,499
Insurance claims	321	2,092		6,861
Impairment of withholding tax receivables	(47,992)	(52,334)		(61,810)
Impairment of Goodwill		(121,596)
Business combination transaction costs	(2,432)	(20,851)		(15,779)
Other costs	(19,017)	(4,873)		(15,752)
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	(87,696)	(38,157)		(51,113)
Reversal of provision for decommissioning costs				2,671
Listing costs				(22,153)
Share-based payment expense	(13,370)	(13,265)		(11,780)
Finance income	25,209	15,825	[1]	25,522
Finance costs	(2,436,511)	(872,049)	[1]	(422,034)
Other non-operating income and expenses	83	2,584		11,213
Loss before income tax	(1,880,650)	(543,979)	[1]	(8,141)
Segment assets	5,364,710	6,320,733	[2]
Segment liabilities	5,017,356	4,960,503	[2]
Internal costs related to reorganization	4,700	2,300
Consulting fees relating to corporate structures and operating systems	10,600
Non-recurring consulting fees	1,700
Professional costs related to financing	300			15,100
Aborted transaction costs				700
Elimination of intersegment amounts
Geographical information
Revenues from external customers	0
Cost of sales [member]
Geographical information
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	(87,696)	(38,157)		(51,113)
Nigeria
Geographical information
Revenues from external customers	1,381,627	1,352,402		1,146,732
Segment Adjusted EBITDA	855,317	802,822		783,544
Additions of property, plant and equipment, right of use assets and intangible assets: - in the normal course of business	320,027	400,430		318,971
Segment assets	1,441,240	2,270,656		2,038,376
Segment liabilities	866,996	935,387		745,944
SSA
Geographical information
Revenues from external customers	503,049	412,824		343,945
Segment Adjusted EBITDA	257,072	230,066		190,654
Additions of property, plant and equipment , right of use assets and intangible assets: - through business combinations		719,219
Additions of property, plant and equipment, right of use assets and intangible assets: - in the normal course of business	96,905	101,154		56,291
Segment assets	1,406,675	1,639,254		1,024,347
Segment liabilities	815,769	912,875		494,236
Latam
Geographical information
Revenues from external customers	200,207	160,008		59,706
Segment Adjusted EBITDA	145,754	114,434		42,688
Additions of property, plant and equipment , right of use assets and intangible assets: - through business combinations		386,460		468,535
Additions of property, plant and equipment, right of use assets and intangible assets: - in the normal course of business	247,580	135,069		103,338
Segment assets	2,216,873	1,931,317		1,453,729
Segment liabilities	766,687	555,885		393,090
MENA
Geographical information
Revenues from external customers	40,656	36,065		29,347
Segment Adjusted EBITDA	22,121	16,021		13,085
Additions of property, plant and equipment , right of use assets and intangible assets: - through business combinations	8,566	3,650
Additions of property, plant and equipment, right of use assets and intangible assets: - in the normal course of business	18,034	23,532		20,725
Segment assets	186,586	178,471		173,888
Segment liabilities	111,751	109,087		100,947
Other
Geographical information
Segment Adjusted EBITDA	$ (147,729)	$ (132,412)		$ (103,575)

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.
[2]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.